Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 97.8%
Consumer Discretionary — 9.4%
Retail — 9.4%
5,000	AutoZone, Inc. *	$5,888,200
4,900	Domino's Pizza, Inc.	2,083,872
3,800	O'Reilly Automotive, Inc. *	1,752,104
72,800	TJX Companies, Inc. (The)	4,051,320
		13,775,496
Consumer Staples — 7.4%
Food — 1.9%
21,500	J&J Snack Foods Corp.	2,803,385
Household Products — 3.9%
61,600	Church & Dwight Co., Inc.	5,772,536
Retail — 1.6%
13,100	Casey's General Stores, Inc.	2,327,215
		10,903,136
Financials — 4.1%
Insurance — 4.1%
3,000	Alleghany Corp.	1,561,350
15,000	American Financial Group, Inc.	1,004,700
10,200	Arch Capital Group, Ltd. *	298,350
15,000	Berkley (W.R.) Corp.	917,250
13,500	RenaissanceRe Holdings, Ltd.	2,291,490
		6,073,140
Healthcare — 11.7%
Electronics — 4.9%
7,400	Mettler-Toledo International, Inc. *	7,146,550
Healthcare Products — 5.2%
2,600	Cooper Cos., Inc. (The)	876,512
14,600	Henry Schein, Inc. *	858,188
15,000	IDEXX Laboratories, Inc. *	5,896,650
		7,631,350
Healthcare Services — 1.6%
5,000	Chemed Corp.	2,401,750
		17,179,650
Industrials — 37.8%
Aerospace & Defense — 8.9%
41,033	HEICO Corp. (1)	4,294,514
7,000	Northrop Grumman Corp.	2,208,430
6,000	Spirit AeroSystems Holdings, Inc. Class A	113,460
15,500	Teledyne Technologies, Inc. *	4,808,255
3,600	TransDigm Group, Inc.	1,710,432
		13,135,091
Commercial Services — 9.7%
3,500	Cintas Corp.	1,164,905
20,500	Equifax, Inc.	3,216,450
27,030	IHS Markit, Ltd.	2,122,125
143,000	Rollins, Inc. (1)	7,749,170
		14,252,650
Electrical Equipment — 3.1%
45,000	AMETEK, Inc.	4,473,000
Electronics — 4.1%
15,400	Roper Technologies, Inc.	6,084,694
Environmental Control — 5.3%
26,000	Republic Services, Inc.	2,427,100
51,300	Waste Connections, Inc.	5,324,940
		7,752,040
Housewares — 2.2%
38,000	Toro Co. (The)	3,190,100
Machinery Diversified — 2.4%
19,200	IDEX Corp.	3,502,272
Miscellaneous Manufacturers — 1.3%
16,000	Carlisle Companies, Inc.	1,957,920
Transportation — 0.8%
9,000	J.B. Hunt Transport Services, Inc.	1,137,420
		55,485,187
Information Technology — 17.1%
Commercial Services — 1.6%
4,700	Automatic Data Processing, Inc.	655,603
6,900	Gartner, Inc. *	862,155
6,600	WEX, Inc. *	917,202
		2,434,960
Software — 15.5%
15,800	ANSYS, Inc. *	5,170,234
5,500	Blackbaud, Inc.	307,065
11,600	Broadridge Financial Solutions, Inc.	1,531,200
25,000	Cadence Design Systems, Inc. *	2,665,750
5,200	Fair Isaac Corp. *	2,211,976
51,200	Fiserv, Inc. *	5,276,160
10,900	Jack Henry & Associates, Inc.	1,772,231
49,600	Open Text Corp.	2,095,104
4,900	Tyler Technologies, Inc. *	1,707,944
		22,737,664
		25,172,624

Value Line Centurion Fund, Inc.

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares		Value
Materials — 8.7%
Chemicals — 4.7%
17,000	Ecolab, Inc.	$3,397,280
32,600	FMC Corp.	3,452,666
		6,849,946
Miscellaneous Manufacturers — 1.6%
21,000	AptarGroup, Inc.	2,377,200
Packaging & Containers — 2.4%
42,400	Ball Corp.	3,524,288
		12,751,434
Real Estate — 1.6%
REITS — 1.6%
8,000	American Tower Corp. REIT	1,933,840
8,000	Equity Lifestyle Properties, Inc. REIT	490,400
		2,424,240
Total Common Stocks (Cost $57,730,365)		143,764,907

SHORT-TERM INVESTMENT 2.3%
	MONEY MARKET FUND - 2.3%
3,313,143	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.027% (2)	3,313,143
Total Short-Term Investments (Cost $3,313,143)		3,313,143
Total Investments (3) — 100.1% (Cost $61,043,508)		$147,078,050
Excess Of Liabilities Over Cash And Other Assets — (0.1)%		(96,046)
Net Assets —100.0%		$146,982,004

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $10,003,810.
(2)	Rate reflects 7 day yield as of September 30, 2020.
(3)	For federal income tax purposes, the aggregate cost was $61,043,508, aggregate gross unrealized appreciation was $89,050,924, aggregate gross unrealized depreciation was $3,016,382 and the net unrealized appreciation was $86,034,542.

REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$143,764,907	$—	$—	$143,764,907
Short-Term Investment	3,313,143	—	—	3,313,143
Total Investments in Securities	$147,078,050	$—	$—	$147,078,050

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.